Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2019	As of December 31, 2018

Accounting software	$7,155	$7,272
Less: accumulated amortization	(5,215)	(3,846)
Intangible assets, net	$1,940	$3,426

Amortization expense was $1,448, $1,538 and $13,028, respectively, for the years ended December 31, 2019, 2018 and 2017.